Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Aug. 31, 2025	May 31, 2025
Summary of Significant Accounting Policies
Basis of presentation

Basis of presentation

The unaudited consolidated financial statements include the accounts of CytoDyn Inc. and its wholly owned subsidiary, CytoDyn Operations Inc. All intercompany transactions and balances are eliminated in consolidation. The consolidated financial statements reflect all normal recurring adjustments which are, in the opinion of management, necessary for a fair statement of the results of operations for the interim financial statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP” or “GAAP”) have been omitted in accordance with the rules and regulations of the United States Securities and Exchange Commission (“SEC”). The interim financial information and notes thereto should be read in conjunction with the Company's latest Annual Report on Form 10-K for the fiscal year ended May 31, 2025 (the “2025 Form 10-K”). The results of operations for the periods presented are not necessarily indicative of results to be expected for the entire fiscal year or for any other future annual or interim period.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of CytoDyn Inc. and its wholly owned subsidiary, CytoDyn Operations Inc. Intercompany transactions and balances are eliminated in consolidation.

Reclassifications

Reclassifications

During the year ended May 31, 2025, the Company modified the consolidated statements of income to include depreciation expense as part of general and administrative expense. Previously, depreciation expense was presented as a separate line item. In addition, we modified the prior period interest income line item to conform to the current period presentation.

Going concern

Going concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As presented in the accompanying consolidated financial statements, the Company had losses for all periods presented, except for the three months ended August 31, 2024 due to a one-time return of clinical expenses. The Company has an accumulated deficit of approximately $893.3 million as of August 31, 2025. These factors, among others, including the various matters discussed in Note 9, Commitments and Contingencies, raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability of assets and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company’s continuance as a going concern is dependent upon its ability to obtain additional operating capital, complete the development of its product candidate, leronlimab, obtain approval to commercialize leronlimab from regulatory agencies, continue to outsource manufacturing of leronlimab, and ultimately generate revenues and attain profitability. The Company plans to continue to engage in research and development activities related to leronlimab and a new or modified longer-acting therapeutic for multiple indications and expects to incur significant research and development expenses in the future, primarily related to its regulatory compliance, including performing additional pre-clinical and clinical studies in various indications, and seeking regulatory approval for its product candidate for commercialization. These research and development activities are subject to significant risks and uncertainties. The Company intends to finance its future development activities and its working capital needs primarily from the sale of equity and debt securities, combined with additional funding from other sources. However, there can be no assurance that the Company will be successful in these endeavors.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates realization of assets and satisfaction of liabilities in the normal course of business. As presented in the accompanying consolidated financial statements, the Company had losses for all periods presented, except for the year ended May 31, 2025. The Company had an accumulated deficit of approximately $887.8 million as of May 31, 2025. These factors, among others, including the various matters discussed in Note 9, Commitments and Contingencies, raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability of assets and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company’s continuance as a going concern is dependent upon its ability to obtain additional operating capital, complete the development of its product candidate, leronlimab, obtain approval to commercialize leronlimab from regulatory agencies, continue to outsource manufacturing of leronlimab, and ultimately generate revenues and attain profitability. The Company plans to continue to engage in research and development activities related to leronlimab and a new or modified longer-acting therapeutic for multiple indications and expects to incur significant research and development expenses in the future, primarily related to its regulatory compliance, including performing additional pre-clinical and clinical studies in various indications, and seeking regulatory approval for its product candidate for commercialization. These research and development activities are subject to significant risks and uncertainties. The Company intends to finance its future development activities and its working capital needs primarily from the sale of equity and debt securities, combined with additional funding from other sources. However, there can be no assurance that the Company will be successful in these endeavors.

Use of estimates

Use of estimates

The unaudited consolidated financial statements have been prepared in accordance with GAAP, which requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, and the disclosure of contingent assets and liabilities at the date of consolidated financial statements, and the reported amounts of expenses during the reporting period. Estimates are assessed each period and updated to reflect current information, such as the status of our analysis of the results of our clinical trials and discussions with the U.S. Food and Drug Administration (“FDA”), which could have an impact on the Company’s significant accounting estimates and assumptions. The Company’s estimates are based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Significant estimates include, but are not limited to, those relating to stock-based compensation. Actual results could differ from these estimates.

Use of Estimates

The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP” or “GAAP”) requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, and the disclosure of contingent assets and liabilities at the date of consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Estimates are assessed each period and updated to reflect current information, such as the status of our analysis of the results of our clinical trials and/or discussions with the FDA, which could have an impact on the Company’s significant accounting estimates and assumptions. The Company’s estimates are based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Significant estimates include, but are not limited to, those relating to stock-based compensation, the assumptions used to value warrants and warrant modifications. Actual results could differ from these estimates.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents are short-term, highly liquid investments with original maturities of three months or less when purchased and comprise bank deposits, money market funds, and treasury bills with original maturity dates of three months or less. Our investments in money market funds and treasury bills are recorded at fair value. The following table summarizes, by major security type, our cash and cash equivalents that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

	August 31, 2025
	Cost or	Gross	Total
	amortized	unrealized	estimated
(in thousands)	cost	gains	fair value
Cash	$1,697	$—	$1,697
Level 1 securities:
Money market funds	2,603	—	2,603
Level 2 securities:
U.S. treasuries	$5,032	$—	$5,032

	May 31, 2025
	Cost or	Gross	Total
	amortized	unrealized	estimated
	cost	gains	fair value
Cash	$534	$—	$534
Level 1 securities:
Money market funds	$11,369	$—	$11,369

Our investments in money market funds are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. Our investments in treasury bills are classified within Level 2 of the fair value hierarchy and use quoted market prices for identical or comparable instruments or model-driven valuations using observable market data or inputs corroborated by observable market data.

Cash and Cash Equivalents

Cash and cash equivalents are short-term, highly liquid investments with original maturities of three months or less when purchased and comprise bank deposits and money market funds. Our investments in money market funds are measured at fair value on a recurring basis and are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The value of the money market fund as of May 31, 2025, was approximately $11.4 million. The Company did not have a money market fund balance as of May 31, 2024.

Cash is maintained at federally insured financial institutions and, at times, balances may exceed federally insured limits. The Company has never experienced any losses related to cash balances. Balances in excess of federally insured limits were approximately $11.7 million of the cash balance at May 31, 2025. Balances in excess of federally insured limits were approximately $2.9 million of the cash balance and approximately $6.7 million of the restricted cash balance at May 31, 2024.

Restricted Cash

Restricted Cash

As of May 31, 2025, the Company had no restricted cash. The $6.7 million restricted cash balance as of May 31, 2024 was related to cash that was being held as collateral as required in the Amarex litigation and was released in full on July 2, 2024, as part of the settlement agreement.

Research and Development

Research and Development

Research and development expenses include (i) employee-related expenses, including salaries, benefits, stock-based compensation expense and travel; (ii) external research and development expenses incurred under arrangements with third parties, such as contract research organization agreements and consultants; (iii) the cost of acquiring, developing and manufacturing clinical study materials; (iv) costs associated with preclinical and clinical activities and regulatory operations; and (v) costs incurred in development of intellectual property. Costs incurred in connection with research and development activities are expensed as incurred.

Clinical trial costs incurred through third parties are expensed commensurate with the contracted work performed. Contingent milestone payments that are due to third parties under research and development collaboration arrangements or other contractual agreements are expensed when the milestone conditions are probable and the payment amount is reasonably estimable. See Note 9, Commitments and Contingencies for additional discussion.

Fair value of financial instruments

Fair value of financial instruments

In accordance with the prescribed accounting guidance, the Company measured fair value of money market funds and treasury bills using the fair value hierarchy which include:

Level 1. Quoted prices in active markets for identical assets or liabilities.

Level 2.

Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated with observable market data for substantially the full term of the assets or liabilities. Level 2 inputs also include non-binding market consensus prices that can be corroborated with observable market data, as well as quoted prices that were adjusted for security-specific restrictions.

Level 3.

Unobservable inputs to the valuation methodology are significant to the measurement of the fair value of assets or liabilities. These Level 3 inputs also include non-binding market consensus prices or non-binding broker quotes that the Company was unable to corroborate with observable market data.

Fair Value of Financial Instruments

The Company’s financial instruments consist primarily of cash, accounts payable and accrued liabilities, and debt. As of May 31, 2025, the carrying value of the Company’s assets and liabilities approximate their fair value due to the short-term maturity of the instruments. Debt is reported at amortized cost in the consolidated balance sheets which approximate fair value. The remaining financial instruments are reported in the consolidated balance sheets at amounts that approximate current fair values. The fair value hierarchy specifies three levels of inputs that may be used to measure fair value as follows:

•	Level 1. Quoted prices in active markets for identical assets or liabilities.
•	Level 2. Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated with observable market data for substantially the full term of the assets or liabilities. Level 2 inputs also include non-binding market consensus prices that can be corroborated with observable market data, as well as quoted prices that were adjusted for security-specific restrictions.
•	Level 3. Unobservable inputs to the valuation methodology which are significant to the measurement of the fair value of assets or liabilities. These Level 3 inputs also include non-binding market consensus prices or non-binding broker quotes that cannot be corroborated with observable market data.

In accordance with the prescribed accounting guidance, the Company measured the fair value of money market funds and derivatives using the fair value hierarchy during the fiscal year ended May 31, 2025.

Leases

Leases

Operating lease right-of-use (“ROU”) assets are included in other non-current assets and the current portion of operating lease liabilities are included in accrued liabilities and compensation on the consolidated balance sheets. The long-term operating lease liabilities are presented separately as operating leases on the consolidated balance sheets. Lease ROU assets and liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As the

Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. The Company’s lease terms do not include options to extend or terminate the lease as it is not reasonably certain that it would exercise these options. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

Stock-Based Compensation

Stock-Based Compensation

U.S. GAAP requires companies to measure the cost of services received in exchange for the award of equity instruments based on their fair value at the date of grant. The related expense is recognized over the period during which services are expected to be performed in exchange for the award (requisite service period), when designated milestones have been achieved or when pre-defined performance conditions are met.

The Company values its stock-based awards using the Black-Scholes option pricing model utilizing assumptions that include stock price volatility, expected term of the award, and risk-free interest rates. The Company estimates forfeitures at the time of grant and makes revisions in subsequent periods, if necessary, if actual forfeitures differ from those estimates. The Company estimated future unvested forfeitures at zero for all periods presented.

Debt

Debt

The Company issued promissory notes at a discount and incurred direct debt issuance costs. Debt discount and issuance costs are netted against the debt and amortized over the life of the promissory note.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance included in ASC 480, Distinguishing Liabilities from Equity and ASC 815, Derivatives and Hedging. The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether the warrants meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding. Warrants that meet all of the criteria for equity classification are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance and remeasured each balance sheet date thereafter.

Offering Costs

Offering Costs

The Company periodically incurs direct incremental costs associated with the sale of shares of common stock and warrants to purchase shares of common stock; refer to Note 5, Private Placements of Common Stock and Warrants for additional information. The costs are recorded as a component of equity upon receipt of the proceeds if the security is classified as equity when the sale occurs or expensed as issuance costs if the security is classified as a liability when the sale occurs.

Income Taxes

Income Taxes

Deferred taxes are recorded using the asset and liability method, whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards; deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Future tax benefits for net operating loss carryforwards are recognized to the extent that realization of these benefits is considered more likely than not. Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion or all the deferred tax assets will not be realized.

The Company follows the provisions of ASC 740-10, Uncertainty in Income Taxes. A reconciliation of the beginning and ending amount of unrecognized tax benefits has not been provided since there are no unrecognized benefits for all periods presented. The Company has not recognized interest expense or penalties from the implementation of ASC 740-10. If there were an unrecognized tax benefit, the Company would recognize interest accrued related to unrecognized tax benefit in interest expense and penalties in operating expenses.

In accordance with Section 15 of the Internal Revenue Code, the Company utilized a federal statutory rate of 21% for our fiscal 2025 and 2024 tax years. The net tax expense for the fiscal years ended May 31, 2025, and 2024, was zero. As of May 31, 2025, and 2024, the Company has a full valuation allowance as management does not consider it more likely than not that the benefits from the deferred tax assets will be realized.

Basic and Diluted Net Earnings (Loss) Per Share

Basic and Diluted Net Earnings (Loss) Per Share

The Company calculates basic net earnings (loss) per share by dividing the net earnings (loss) by the weighted-average number of common shares outstanding during the period, without consideration of potential dilutive securities. Diluted net earnings (loss) per share is computed by dividing the net earnings (loss) by the sum of the weighted-average number of common shares outstanding during the period plus the dilutive effects of potentially dilutive securities outstanding during the period. Potentially dilutive securities include warrants to purchase shares of common stock, stock options, convertible shares of preferred stock, and convertible notes. For periods in which the Company has generated a net loss, the basic and diluted net loss per share are the same, as the inclusion of the potentially dilutive securities would be anti-dilutive.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In October 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-06, Disclosure Improvements – Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative. The amendments clarify or improve disclosure and presentation requirements on various disclosure areas, including the statement of cash flows, earnings per share, debt, equity, and derivatives. The amendments will align the requirements in the FASB Accounting Standards Codification (“ASC”) with the SEC’s regulations. The amendments in this ASU will be effective on the date the related disclosures are removed from Regulation S-X or Regulation S-K by the SEC and will not be effective if the SEC has not removed the applicable disclosure requirement by June 30, 2027. Early adoption is prohibited. The Company is currently evaluating the potential impact of this update on its financial statement disclosures.

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures, which requires disclosure of disaggregated income taxes paid, prescribes standard categories for the components of the effective tax rate reconciliation, and modifies other income tax-related disclosures. The ASU is effective for annual periods beginning after December 15, 2024, and allows for adoption on a prospective basis, with a retrospective option. The Company is currently evaluating the potential impact of this update on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, “Income Statement (Topic 220): Reporting Comprehensive Income - Expense Disaggregation Disclosures, Disaggregation of Income Statement Expenses," which requires public companies to disclose, in interim and annual reporting periods, additional information about certain expenses in the financial statements. In January 2025, the FASB issued ASU 2025-01, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) – Clarifying the Effective Date” to clarify the effective date for non-calendar year-end entities. The amendments in this ASU will be effective for annual periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted and is effective on either a prospective basis or retrospective basis. The Company is currently evaluating the potential impact of this update on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-04, "Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments," which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion or extinguishment of convertible debt. The new guidance is effective for annual reporting periods beginning after December 15, 2025, and interim periods within those annual periods. The Company is currently evaluating the potential impact of this update on its consolidated financial statements and related disclosures.

Recent Accounting Pronouncements

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements – Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative. The amendments clarify or improve disclosure and presentation requirements on various disclosure areas, including the statement of cash flows, earnings per share, debt, equity, and derivatives. The amendments will align the requirements in the FASB ASC with the SEC’s regulations. The amendments in this ASU will be effective on the date the related disclosures are removed from Regulation S-X or Regulation S-K by the SEC and will not be effective if the SEC has not removed the applicable disclosure requirement by June 30, 2027. Early adoption is prohibited. The Company is currently evaluating the impact of the amendments on its financial statement disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The standard is intended to improve annual and interim reportable segment disclosure requirements regardless of the number of reporting units, primarily through enhanced disclosure of significant expenses. The amendment requires public companies to disclose significant segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included with each reported measure of segment profit and loss. The standard is effective for annual periods beginning after December 15, 2023. Early adoption is permitted and the amendments in this update should be applied retrospectively to all periods presented. The Company adopted this ASU in fiscal year 2025, see Note 12, Segment Information.

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures, which requires disclosure of disaggregated income taxes paid, prescribes standard categories for the components of the effective tax rate reconciliation, and modifies other income tax-related disclosures. The ASU is effective for annual periods beginning after December 15, 2024, and allows for adoption on a prospective basis, with a retrospective option. The Company is currently evaluating the effect of this update on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, “Income Statement (Topic 220): Reporting Comprehensive Income - Expense Disaggregation Disclosures, Disaggregation of Income Statement Expenses," which requires public companies to disclose, in interim and annual reporting periods, additional information about certain expenses in the financial statements. In January 2025, the FASB issued ASU 2025-01, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) – Clarifying the Effective Date” to clarify the effective date for non-calendar year-end entities. The amendments in this ASU will be effective for annual periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted and is effective on either a prospective basis or retrospective basis. The Company is currently assessing the potential impacts of adoption on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-04, "Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments," which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion or extinguishment of convertible debt. The new guidance is effective for annual reporting periods beginning after December 15, 2025, and interim periods within those annual periods. The Company is currently evaluating the impact of the standard on its consolidated financial statements and related disclosures.